Consolidated Statements of Comprehensive Earnings (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net earnings (loss)	$ (237,557)	$ 94,489
Foreign currency translation gain (loss)	(11,662)	2,591
Unrealized gain (loss) on interest rate swaps, net of tax	4,319	(2,448)
Pension liability adjustments, net of tax	(541)	(753)
Comprehensive earnings (loss)	(245,441)	93,879
Less: Comprehensive earnings attributable to non- controlling interests	153,169	39,620
Comprehensive earnings (loss) attributable to Company	$ (398,610)	$ 54,259